Derivative Instruments (Offsetting Derivative Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 2,267,728		$ 12,363,679
Gross amounts offset in the Statement of Financial Condition	(1,723,143)		(9,048,767)
Net unrealized appreciation on open futures and forward currency contracts	544,585		3,314,912
Financial Instruments
Collateral Pledged	(544,585)	[1],[2]	(3,314,912)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%		100.00%
Counterparty C [Member]
Offsetting Liabilities [Line Items]
Net unrealized appreciation on open futures and forward currency contracts			670,482
Financial Instruments
Collateral Pledged			(670,482)	[1],[2]
Net Amount				[5],[6]
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net unrealized appreciation on open futures and forward currency contracts	544,585		2,644,430
Financial Instruments
Collateral Pledged	(544,585)	[1],[2]	(2,644,430)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			2,662,957
Gross amounts offset in the Statement of Financial Condition			(1,992,475)
Net unrealized appreciation on open futures and forward currency contracts			670,482
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,267,728		9,700,722
Gross amounts offset in the Statement of Financial Condition	(1,723,143)		(7,056,292)
Net unrealized appreciation on open futures and forward currency contracts	$ 544,585		$ 2,644,430

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.Collateral pledged includes both cash and U.S. Treasury notes held at each respective broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
[4]	Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2013.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2012.
[6]	Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2012.